UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 NAME OF REGISTRANT:                     Aberdeen Asia-Pacific Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1735 Market Street
                                         32nd Floor
                                         Philadelphia, PA 19103

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Mr. Christian Pittard
                                         Aberdeen Standard Investments
                                         Inc.
                                         1735 Market Street, 32nd
                                         Floor
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

Aberdeen Asia Pacific Income Fund
--------------------------------------------------------------------------------------------------------------------------
 CAGAMAS BERHAD                                                                              Agenda Number:  709965492
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1052DXL8
    Meeting Type:  EGM
    Meeting Date:  18-Oct-2018
          Ticker:
            ISIN:  MYBVI1502712
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      PROPOSED INCREASE IN THE SIZE OF THE MTN                  Mgmt          For                            For
       PROGRAMME

2      PROPOSED EXTENSION OF THE TENURE OF THE MTN               Mgmt          For                            For
       PROGRAMME

3      PROPOSED ISSUANCE OF SUSTAINABILITY                       Mgmt          For                            For
       BONDS/SUKUK UNDER THE MTN PROGRAMME

4      PROPOSED AMENDMENTS TO THE FACILITY                       Mgmt          For                            For
       DESCRIPTIONS OF SHARIAH STRUCTURES UNDER
       THE MTN PROGRAMME

5      PROPOSED AUTHORISATION OF THE TRUSTEE                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LTD                                                 Agenda Number:  710054711
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y39656AA4
    Meeting Type:  EGM
    Meeting Date:  21-Nov-2018
          Ticker:
            ISIN:  USY39656AA40
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Non-Voting
       ELECTION OF MR. ZHENG FUQING AS
       NON-EXECUTIVE DIRECTOR OF INDUSTRIAL AND
       COMMERCIAL BANK OF CHINA LIMITED

2      TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Non-Voting
       ELECTION OF MR. FEI ZHOULIN AS
       NON-EXECUTIVE DIRECTOR OF INDUSTRIAL AND
       COMMERCIAL BANK OF CHINA LIMITED

3      TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Non-Voting
       ELECTION OF MR. NOUT WELLINK AS INDEPENDENT
       DIRECTOR OF INDUSTRIAL AND COMMERCIAL BANK
       OF CHINA LIMITED

4      TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Non-Voting
       ELECTION OF MR. FRED ZULIU HU AS
       INDEPENDENT DIRECTOR OF INDUSTRIAL AND
       COMMERCIAL BANK OF CHINA LIMITED

5      TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Non-Voting
       ELECTION OF MR. QU QIANG AS EXTERNAL
       SUPERVISOR OF INDUSTRIAL AND COMMERCIAL
       BANK OF CHINA LIMITED

6      TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Non-Voting
       PAYMENT PLAN OF REMUNERATION TO DIRECTORS
       FOR 2017

7      TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Non-Voting
       PAYMENT PLAN OF REMUNERATION TO SUPERVISORS
       FOR 2017

8      TO CONSIDER AND APPROVE THE PROPOSAL TO                   Non-Voting
       ISSUE ELIGIBLE TIER 2 CAPITAL INSTRUMENTS

9      TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Mgmt          For                            For
       GENERAL MANDATE TO ISSUE SHARES BY
       INDUSTRIAL AND COMMERCIAL BANK OF CHINA
       LIMITED, DETAILS OF WHICH ARE AS FOLLOWS:
       (1) SUBJECT TO PARAGRAPH (3) OF THIS
       PROPOSAL BELOW, THE BOARD OF DIRECTORS OF
       THE BANK BE AND IS HEREBY UNCONDITIONALLY
       GIVEN APPROVAL TO EXERCISE, DURING THE
       RELEVANT PERIOD (AS DEFINED BELOW), ALL
       POWERS OF THE BANK TO SEPARATELY OR
       CONCURRENTLY AUTHORISE, ISSUE AND DEAL WITH
       THE NEWLY ISSUED A SHARES, H SHARES AND
       PREFERENCE SHARES OF THE BANK
       (COLLECTIVELY, THE "SHARES"); (2) SUBJECT
       TO THE APPROVAL UNDER PARAGRAPH (1) ABOVE
       AND SUBJECT TO PARAGRAPH (3) BELOW, THE
       BOARD OF DIRECTORS BE AND IS HEREBY
       AUTHORISED TO ENTER INTO OR GRANT, DURING
       THE RELEVANT PERIOD (AS DEFINED BELOW),
       OFFERS, AGREEMENTS AND/OR OPTIONS
       (INCLUDING WARRANTS, CONVERTIBLE BONDS,
       PREFERENCE SHARES THAT CAN BE CONVERTIBLE
       INTO A SHARES AND/OR H SHARES AND ANY OTHER
       SECURITIES CARRYING RIGHTS OF SUBSCRIPTION
       FOR OR CONVERSION INTO SHARES) WHICH
       REQUIRE OR MAY REQUIRE SHARES TO BE
       ALLOTTED AND ISSUED DURING OR AFTER THE
       EXPIRY OF THE RELEVANT PERIOD, AND TO
       AUTHORISE, ISSUE AND DEAL WITH THE SHARES
       THAT ARE REQUIRED OR MAY BE REQUIRED TO BE
       ALLOTTED AND ISSUED UNDER SUCH OFFERS,
       AGREEMENTS AND OPTIONS; (3) THE RESPECTIVE
       AGGREGATE AMOUNTS OF A SHARES, H SHARES
       AND/OR PREFERENCE SHARES (CALCULATED BASED
       ON THE NUMBER OF A SHARES AND/OR H SHARES
       TO BE FULLY CONVERTED FROM PREFERENCE
       SHARES AT THE MANDATORY CONVERSION PRICE)
       AUTHORISED, ISSUED AND DEALT WITH BY THE
       BOARD OF DIRECTORS, AND OFFERS, AGREEMENTS
       AND/OR OPTIONS (INCLUDING WARRANTS,
       CONVERTIBLE BONDS THAT CAN BE CONVERTIBLE
       INTO A SHARES AND/OR H SHARES AND ANY OTHER
       SECURITIES CARRYING RIGHTS OF SUBSCRIPTION
       FOR OR CONVERSION INTO SHARES), IN EACH
       CASE, CALCULATED BASED ON THE NUMBER OF A
       SHARES AND/OR H SHARES TO BE ISSUED OR
       FULLY CONVERTED FROM SUCH SECURITIES,
       ENTERED INTO OR GRANTED BY THE BOARD OF
       DIRECTORS, IN ACCORDANCE WITH THE APPROVALS
       GRANTED UNDER PARAGRAPHS (1) AND (2) ABOVE
       SHALL NOT EXCEED 20% OF THE RESPECTIVE
       AMOUNTS OF EXISTING A SHARES AND/OR H
       SHARES AS AT THE DATE OF THE PASSING OF
       THIS SPECIAL RESOLUTION; (4) FOR THE
       PURPOSE OF THIS SPECIAL RESOLUTION,
       "RELEVANT PERIOD" MEANS THE PERIOD FROM THE
       DATE OF PASSING THIS SPECIAL RESOLUTION
       UNTIL THE EARLIEST OF: (I) THE CONCLUSION
       OF THE NEXT ANNUAL GENERAL MEETING OF THE
       BANK; (II) THE EXPIRATION OF THE 12-MONTH
       PERIOD FROM THE DATE OF PASSING OF THIS
       SPECIAL RESOLUTION; AND (III) THE DATE ON
       WHICH THE AUTHORITY GRANTED TO THE BOARD OF
       DIRECTORS SET OUT IN THIS SPECIAL
       RESOLUTION IS REVOKED OR VARIED BY A
       SPECIAL RESOLUTION OF THE SHAREHOLDERS AT A
       SHAREHOLDERS' GENERAL MEETING; (5) THE
       BOARD OF DIRECTORS BE AND IS HEREBY
       AUTHORISED TO DEAL WITH MATTERS RELATING TO
       THE CHANGE IN THE REGISTERED CAPITAL OF THE
       BANK TO REFLECT THE NUMBER OF SHARES TO BE
       ISSUED BY THE BANK PURSUANT TO THIS SPECIAL
       RESOLUTION, TO MAKE SUCH APPROPRIATE AND
       NECESSARY AMENDMENTS TO THE PROVISIONS OF
       THE ARTICLES OF ASSOCIATION OF THE BANK
       RELATING TO THE SHAREHOLDING STRUCTURE
       AFTER THE ISSUANCE OF SHARES AND THE
       REGISTERED CAPITAL (IF APPLICABLE) AS THEY
       THINK FIT AND NECESSARY AND TO TAKE ANY
       OTHER ACTION AND COMPLETE ANY FORMALITY
       REQUIRED TO EFFECT THE ISSUANCE OF SHARES
       PURSUANT TO THIS PROPOSAL. TO ENHANCE
       DECISION MAKING EFFICIENCY AND ENSURE
       SUCCESSFUL ISSUANCE, THE BOARD OF DIRECTORS
       MAY DELEGATE TO THE CHAIRMAN, VICE
       CHAIRMAN, PRESIDENT AND ANY PERSON
       AUTHORISED BY THE CHAIRMAN, THE FULL POWER
       TO, JOINTLY OR INDIVIDUALLY, DEAL WITH ALL
       MATTERS RELATING TO THE ISSUANCE OF SHARES

10     TO CONSIDER AND INDIVIDUALLY APPROVE EACH                 Mgmt          For                            For
       OF THE FOLLOWING ITEMS OF THE PROPOSAL ON
       THE DOMESTIC PREFERENCE SHARE ISSUANCE PLAN
       OF INDUSTRIAL AND COMMERCIAL BANK OF CHINA
       LIMITED: (1) TYPE OF PREFERENCE SHARES TO
       BE ISSUED (2) NUMBER OF PREFERENCE SHARES
       TO BE ISSUED AND ISSUE SIZE (3) METHOD OF
       ISSUANCE (4) PAR VALUE AND ISSUE PRICE (5)
       MATURITY (6) TARGET INVESTORS (7) LOCK-UP
       PERIOD (8) TERMS OF DISTRIBUTION OF
       DIVIDENDS (9) TERMS OF MANDATORY CONVERSION
       (10) TERMS OF CONDITIONAL REDEMPTION (11)
       RESTRICTIONS ON VOTING RIGHTS (12)
       RESTORATION OF VOTING RIGHTS (13) ORDER OF
       DISTRIBUTION OF RESIDUAL ASSETS AND BASIS
       FOR LIQUIDATION (14) RATING (15) SECURITY
       (16) USE OF PROCEEDS FROM THE ISSUANCE OF
       THE DOMESTIC PREFERENCE SHARES (17)
       TRANSFER (18) RELATIONSHIP BETWEEN DOMESTIC
       AND OFFSHORE ISSUANCE (19) THE VALIDITY
       PERIOD OF THE RESOLUTION IN RESPECT OF THE
       ISSUANCE OF THE DOMESTIC PREFERENCE SHARES
       (20) THE APPLICATION AND APPROVAL
       PROCEDURES TO BE COMPLETED FOR THE ISSUANCE
       (21) MATTERS RELATING TO AUTHORISATION

11     TO CONSIDER AND INDIVIDUALLY APPROVE EACH                 Mgmt          For                            For
       OF THE FOLLOWING ITEMS OF THE PROPOSAL ON
       THE OFFSHORE PREFERENCE SHARE ISSUANCE PLAN
       OF INDUSTRIAL AND COMMERCIAL BANK OF CHINA
       LIMITED: (1) TYPE OF PREFERENCE SHARES TO
       BE ISSUED (2) NUMBER OF PREFERENCE SHARES
       TO BE ISSUED AND ISSUE SIZE (3) METHOD OF
       ISSUANCE (4) PAR VALUE AND ISSUE PRICE (5)
       MATURITY (6) TARGET INVESTORS (7) LOCK-UP
       PERIOD (8) TERMS OF DISTRIBUTION OF
       DIVIDENDS (9) TERMS OF MANDATORY CONVERSION
       (10) TERMS OF CONDITIONAL REDEMPTION (11)
       RESTRICTIONS ON VOTING RIGHTS (12)
       RESTORATION OF VOTING RIGHTS (13) ORDER OF
       DISTRIBUTION OF RESIDUAL ASSETS AND BASIS
       FOR LIQUIDATION (14) RATING (15) SECURITY
       (16) USE OF PROCEEDS FROM THE ISSUANCE OF
       THE OFFSHORE PREFERENCE SHARES (17)
       TRANSFER (18) RELATIONSHIP BETWEEN OFFSHORE
       AND DOMESTIC ISSUANCE (19) THE VALIDITY
       PERIOD OF THE RESOLUTION IN RESPECT OF THE
       ISSUANCE OF THE OFFSHORE PREFERENCE SHARES
       (20) THE APPLICATION AND APPROVAL
       PROCEDURES TO BE COMPLETED FOR THE ISSUANCE
       (21) MATTERS RELATING TO AUTHORISATION

12     TO CONSIDER AND APPROVE THE PROPOSAL ON THE               Non-Voting
       IMPACT ON DILUTION OF IMMEDIATE RETURNS OF
       THE ISSUANCE OF PREFERENCE SHARES AND THE
       REMEDIAL MEASURES OF INDUSTRIAL AND
       COMMERCIAL BANK OF CHINA LIMITED

13     TO CONSIDER AND APPROVE THE PROPOSAL ON                   Non-Voting
       FORMULATING THE SHAREHOLDER RETURN PLAN FOR
       2018 TO 2020 OF INDUSTRIAL AND COMMERCIAL
       BANK OF CHINA

CMMT   31 OCT 2018: PLEASE NOTE THAT THERE IS A                  Non-Voting
       MINIMUM TO VOTE: 200000 AND MULTIPLE: 1000

CMMT   31 OCT 2018: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO ADDITION OF COMMENT AND
       FURTHER MODIFICATION OF THE TEXT IN
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT VOTE AGAIN UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Aberdeen Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Christian Pittard
Name                 Christian Pittard
Title                President
Date                 07/23/2019